Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
Subsequent Events

Note U.

Subsequent Events

On January 27, 2015, the company announced that the Board of Directors approved a quarterly dividend of $1.10 per common share. The dividend is payable March 10, 2015 to shareholders of record on February 10, 2015.

On February 4, 2015, the company issued $2.0 billion in bonds as follows: $1.5 billion of 3-year fixed-rate bonds with a 1.125 percent coupon and $0.5 billion of 3-year floating-rate bonds priced at LIBOR plus 19 basis points.